Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet Data
Condensed Balance Sheet Data

	At December 31,
	2014	2013
Assets:
Cash	$4,542,778	$3,880,433
Investment Securities, Available For Sale	151,674	101,250
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	93,860,841	85,115,889
Accounts Receivable And Other Assets	8,023	20,167
Total Assets	$98,718,316	$89,272,739
Liabilities And Shareholders’ Equity:
Accounts Payable And Other Liabilities	$45,229	$44,959
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Shareholders’ Equity	87,434,087	77,988,780
Total Liabilities And Shareholders’ Equity	$98,718,316	$89,272,739

Condensed Statements of Income Data
Condensed Statements of Income Data

	For the Years Ended December 31,		For the Nine Months Ended December 31,
	2014	2013	2012
Income:
Equity In Earnings Of Security Federal Bank	$3,779,212	$2,558,986	$2,229,630
Dividend Income From Security Federal Bank	2,400,000	1,600,000	—
Interest Income	—	—	22,941
Miscellaneous Income	12,937	15,771	—
Total Income	6,192,149	4,174,757	2,252,571
Expenses:
Interest Expense	587,859	589,988	449,049
Other Expenses	19,382	18,223	16,814
Total Expenses	607,241	608,211	465,863
Income Before Income Taxes	5,584,908	3,566,546	1,786,708
Income Tax Benefit	(225,832)	(224,616)	(168,241)
Net Income	5,810,740	3,791,162	1,954,949
Preferred Stock Dividends	440,000	440,000	330,000
Net Income Available to Common Shareholders	$5,370,740	$3,351,162	$1,624,949

Condensed Statements of Cash Flow Data
Condensed Statements of Cash Flow Data

	For the Years Ended December 31,		For the Nine Months Ended December 31,
	2014	2013	2012
Operating Activities:
Net Income	$5,810,740	$3,791,162	$1,954,949
Adjustments To Reconcile Net Income To Net Cash Provided By Operating Activities:
Equity In Earnings Of Security Federal Bank	(3,779,212)	(2,558,986)	(2,229,630)
Stock Compensation Expense	12,676	(2,580)	4,472
(Increase) Decrease In Accounts Receivable	(49)	(15,248)	56,203
Increase (Decrease) In Accounts Payable	270	132	(122,707)
Net Cash Provided By (Used In) In Operating Activities	2,044,425	1,214,480	(336,713)
Financing Activities:
Repayment Of Warrant Issued In Conjunction With Preferred Stock	—	(50,000)	—
Dividends Paid To Shareholders-Preferred Stock	(440,000)	(440,000)	(330,000)
Dividends Paid To Shareholders-Common Stock	(942,080)	(942,082)	(706,560)
Net Cash Used In Financing Activities	(1,382,080)	(1,432,082)	(1,036,560)
Net Increase (Decrease) In Cash	662,345	(217,602)	(1,373,273)
Cash At Beginning Of Period	3,880,433	4,098,035	5,471,308
Cash At End Of Period	$4,542,778	$3,880,433	$4,098,035